Quarterly Financial Information (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information (Unaudited)
Interest income	$ 12,020	$ 12,151	$ 12,297	$ 12,646	$ 12,862	$ 13,384	$ 13,640	$ 13,583	$ 49,114	$ 53,469	$ 58,739
Interest expense	1,920	2,029	2,125	1,831	2,313	2,580	2,858	3,102	7,905	10,853	15,753
Net interest income	10,100	10,122	10,172	10,815	10,549	10,804	10,782	10,481	41,209	42,616	42,986
Provision for loan losses	1,000	4,700	1,500	1,700	5,880	2,010	1,883	1,750	8,900	11,523	15,255
Noninterest income	2,633	2,680	2,443	1,970	2,612	2,358	2,178	2,052	9,726	9,200	10,481
Noninterest expense	8,711	10,378	10,098	9,480	9,534	8,925	9,008	9,378	38,667	36,845	44,851
Income tax expense (benefit)	819	(704)	277	154	(1,232)	711	661	451	546	591	(3,087)
Net income (loss)	2,203	(1,572)	740	1,451	(1,021)	1,516	1,408	954	2,822	2,857	(3,552)
Preferred stock dividends	231	228	296	370	382	379	382	370	1,125	1,513	1,513
Accretion of discount on preferred stock	72	72	396	119	119	119	119	119	659	476	476
Net income (loss) available to common shareholders	$ 1,900	$ (1,872)	$ 48	$ 962	$ (1,522)	$ 1,018	$ 907	$ 465	$ 1,038	$ 868	$ (5,541)
Net income (loss) per share:
Basic earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.10	$ 0.21	$ 0.18	$ (1.15)
Diluted earnings (loss) per share	$ 0.39	$ (0.39)	$ 0.01	$ 0.21	$ (0.31)	$ 0.21	$ 0.19	$ 0.10	$ 0.21	$ 0.18	$ (1.15)